Receivables - Summary of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Less allowance for expected credit losses of receivables from customers	$ (83)	$ (90)
Receivables from customers	3,047	2,746
Rebates	190	169
Income taxes (Note 9)	104	248
Other receivables	201	179
Receivables	3,542	3,342
Receivables from Customers[Member] | Third parties [Member]
Trade and other current receivables [abstract]
Receivables from customers	2,936	2,628
Receivables from Customers[Member] | Canpotex [Member]
Trade and other current receivables [abstract]
Receivables from customers	$ 194	$ 208